Share Capital and Other Components of Equity - Summary of Company's Option (Detail)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Exercised	(18,760)	(18,760)	(20,600)
Weighted average price, Exercised | $ / shares	$ 4.71		$ 2
Amended Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding	3,518,250	3,518,250	3,306,450
Number of options, Granted	2,028,880	2,028,880	257,200
Number of options, Exercised	(18,760)	(18,760)	(20,600)
Number of options, Cancelled	(220,500)	(220,500)	(24,800)
Number of options, Outstanding	5,307,870	5,307,870	3,518,250
Weighted average price, Outstanding | $ / shares	$ 6.27		$ 6.18
Weighted average price, Granted | $ / shares	4.1		6.91
Weighted average price, Exercised | $ / shares	1.9		2
Weighted average price, Cancelled | $ / shares	5.15		3.73
Weighted average price, Outstanding | (per share)	$ 5.5	$ 5.52	$ 6.27